Financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets
Financial assets

(in €‘000)	Notes	At amortized cost	Fair value through PL	Fair value through OCI	Total book value	Total fair value
As at December 31, 2022
Non-current other financial assets		21,900	9,198	31,389	62,487	62,487
Current other financial assets		601	—	—	601	601
Trade and other receivables		44,776	—	—	44,776	44,776
Cash and cash equivalents		83,022	—	—	83,022	83,022
Total		150,299	9,198	31,389	190,886	190,886
As at June 30, 2023
Non-current other financial assets		23,082	8,725	24,814	56,621	56,621
Current other financial assets		6,389	—	—	6,389	6,389
Trade and other receivables		36,737	—	—	36,737	36,737
Cash and cash equivalents		65,150	—	—	65,150	65,150
Total		131,358	8,725	24,814	164,897	164,897

Summary of Financial Liabilities
Financial liabilities

(in €‘000)	Notes	At amortized cost	Fair value through PL	Total book value	Total fair value
As at December 31, 2022
Borrowings	13	269,033	—	269,033	272,641
Non-current lease liabilities		44,044	—	44,044	N/A
Current lease liabilities		7,280	—	7,280	N/A
Trade and other payables		51,263	—	51,263	51,263
Warrant Liabilities		—	1,296	1,296	1,296
Total		371,620	1,296	372,916	325,200
As at June 30, 2023
Borrowings	13	312,400	—	312,400	320,223
Non-current lease liabilities		50,371	—	50,371	N/A
Current lease liabilities		8,296	—	8,296	N/A
Trade and other payables		50,041	—	50,041	50,041
Warrant liabilities		—	3,683	3,683	3,683
Total		421,108	3,683	424,791	373,947